14. Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	R$ 3,195,767	R$ 3,025,010
Additions	1,301,389	1,121,497
Disposals	(1,062,481)	(483,533)
Depreciation	(616,618)	(467,207)
Balance at end	2,818,057	3,195,767
Aircraft under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,351,436	1,411,932
Additions	0	0
Disposals	(855,423)	(5,639)
Depreciation	(44,578)	(54,857)
Balance at end	451,435	1,351,436
Other Flight Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,708,642	1,405,144
Additions	1,010,216	827,658
Disposals	(40,297)	(135,381)
Depreciation	(542,034)	(388,779)
Balance at end	2,136,527	1,708,642
Advances For Acquisition Of Property, Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	18,720	87,399
Additions	273,389	263,328
Disposals	(166,761)	(332,007)
Depreciation	0	0
Balance at end	125,348	18,720
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	116,969	120,535
Additions	17,784	30,511
Disposals	0	(10,506)
Depreciation	(30,006)	(23,571)
Balance at end	R$ 104,747	R$ 116,969